RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

As of September 30, 2024 and December 31, 2023, the Company has a loan payable due to Mag Mile Capital LLC of $110,000 and $90,000, respectively.

The Company has an office lease dated January 1, 2023, with a term of five years for 1,625 square feet at 1141 W. Randolph Street, Floor 2, Chicago, IL 60607 with 1141 W. Randolph, LLC, a company owned and controlled by Rushi Shah, CEO. The lease requires a monthly rental payment of approximately $4,062 with an annual rate adjustment of 3% which we believe is a market rate for this space (Note 9).

Per the terms of Mr. Shah’s employment agreement, he received between 50% and 75% of all revenue from commercial real estate mortgage financing for which he is the procuring cause, before the merger took place. For the three months ended September 30, 2024 and 2023, Mr. Shah earned commissions of $250,594 and $35,750, respectively. For the nine months ended September 30, 2024 and 2023, Mr. Shah earned commissions of $522,749 and $533,750, respectively. Per the terms of the new employment contract dated March 31, 2023, Mr. Shah’s commission is limited to 55%, resulting in a decrease of commission expense.

NOTE 7 - RELATED PARTY TRANSACTIONS

Due from related parties consists of receivables of $0 and $482,550, from Mag Mile Capital LLC as of December 31, 2023 and 2022, respectively.

During the year ended December 31, 2023, Reddington Partners LLC, a majority shareholder, advanced the Company $23,256 to pay for general operating expenses. As of December 31, 2023, the total amount due of $85,709 was forgiven by Redding Partners. The amount was credited to additional paid in capital. As of December 31, 2023 and 2022, the Company owes Reddington Partners LLC, a total of $0 and $62,453, respectively, for advances to the Company. The advance was non-interest bearing and due on demand.

As of December 31, 2023 and 2022, the Company has a loan payable due to Mag Mile Capital LLC of $40,000 and $40,000, respectively.

The Company has an office lease dated January 1, 2023, with a term of five years for 1,625 square feet at 1141 W. Randolph Street, Floor 2, Chicago, IL 60607 with 1141 W. Randolph, LLC, a company owned and controlled by Rushi Shah, CEO. The lease requires a monthly rental payment of approximately $4,062 with an annual rate adjustment of 3% which we believe is a market rate for this space (Note 9).

Per the terms of Mr. Shah’s employment agreement, he received between 50% and 75% of all revenue from commercial real estate mortgage financing for which he is the procuring cause, before the merger took place. For the years ended December 31, 2023 and 2022, Mr. Shah earned commissions of $678,750 and $495,625, respectively. Per the terms of the new employment contract dated March 31, 2023, Mr. Shah’s commission is limited to 55%, resulting in a decrease of commission expense.